Note 11 - Fair Value Measurement (Details Textual) - Senior Notes [Member] - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Notes Payable, Total	$ 262.1	$ 261.9
Notes Payable, Fair Value Disclosure	$ 263.2	$ 264.7